EARNINGS PER SHARE (EPS) - Capital issued (Details)		6 Months Ended
	Aug. 24, 2020 shares	Dec. 31, 2020 shares	Nov. 12, 2020
EARNINGS PER SHARE (EPS)
Shares issued in exchange of warrants	2,601,954	2,601,954
Number of shares repurchased		279,693
Number of shares to acquire rights and assets		1,875,000	1,875,000